Debt (Genesis Securitization Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Number of aircraft owned	251
Property Plant And Equipment, Number Of Aircraft Pledged As Collateral	38
Number of aircraft pledged as collateral	38
GFL Securitization Debt [Member]
Debt Instrument [Line Items]
Maturity date of notes	Dec. 22, 2032
Book value of aircraft pledged as collateral for debt	$ 900,000,000
Number of aircraft owned	38	41
Credit Agricole [Member] | GFL Securitization Debt [Member]
Debt Instrument [Line Items]
Credit facility, amount	$ 60,000,000